DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Gains recognized in other comprehensive income (effective portion)	$ (1,201)	$ 1,776
Other Comprehensive Income (Loss) [Member]
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other comprehensive income (loss)
Gains recognized in other comprehensive income (effective portion)	$ 118		$ 1,319
Other receivables and prepaid expenses
Description of Location of Foreign Currency Cash Flow Hedge Derivatives on Balance Sheet	Other receivables and prepaid expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 133		$ 1,489